Income Taxes - Summary of Total Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Current income tax
Tax expense for current year	$ (195)	$ (70)
Adjustments in respect of prior years	15	(20)
Total current income tax expense	(180)	(90)
Deferred income tax
Origination and reversal of temporary differences	283	69
Adjustments in respect of prior years	(12)	20
Impact of tax rate changes		187
Other	2	(3)
Total deferred income tax recovery	273	273
Income tax recovery included in net (loss) earnings from continuing operations	$ 93	$ 183